Operating Segments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Segment Reporting [Abstract]
Schedule of Companies Reportable Segments

	Affiliate Marketing Services - United States	Affiliate Marketing Services - International	Sports Gaming Client Services	SportsHub Gaming Network	Enterprise TEM	Total

Revenue	$305,571	$1,124,887	$698,529	$1,128,370	$-	$3,257,357
Cost of revenues	192,275	791,869	929,732	378,169	-	2,292,045
Loss from operations	(2,072,433)	(108,458)	(301,345)	(300,961)	-	(2,783,197)
Loss from discontinued operations	-	-	-	-	(149,000)	(149,000)
Net income (loss)	$(2,715,488)	$(135,848)	$(301,345)	$(139,477)	$(149,000)	$(3,441,158)

For the three months ended June 30, 2022:

	Affiliate Marketing Services - United States	Affiliate Marketing Services - International	Sports Gaming Client Services	SportsHub Gaming Network	Enterprise TEM	Total

Revenue	$108,509	$840,212	$802,534	$-	$-	$1,751,255
Cost of revenues	23,374	514,153	1,123,714	-	-	1,661,241
Income (loss) from operations	(3,149,607)	(104,459)	(385,666)	-	-	(3,639,732)
Loss from discontinued operations	-	-	-	-	(1,147,654)	(1,147,654)
Net income (loss)	$(3,139,119)	$(138,493)	$(385,666)	$-	$(1,147,645)	$(4,810,932)

For the six months ended June 30, 2023:

	Affiliate Marketing Services - United States	Affiliate Marketing Services - International	Sports Gaming Client Services	SportsHub Gaming Network	Enterprise TEM	Total

Revenue	$585,347	$2,133,164	$1,763,544	$2,165,693	$-	$6,647,748
Cost of revenues	407,731	1,459,775	1,696,610	774,679	-	4,338,795
Loss from operations	(4,093,441)	(197,858)	(91,834)	(727,840)	-	(5,110,973)
Loss from discontinued operations	-	-	-	-	(294,000)	(294,000)
Net income (loss)	$(5,209,944)	$(253,728)	$(91,834)	$(415,398)	$(294,000)	$(6,264,904)

For the six months ended June 30, 2022:

	Affiliate Marketing Services - United States	Affiliate Marketing Services - International	Sports Gaming Client Services	SportsHub Gaming Network	Enterprise TEM	Total

Revenue	$170,031	$1,763,962	$1,713,597	$-	$-	$3,647,590
Cost of revenues	45,287	1,043,565	1,841,291	-	-	2,930,143
Income (loss) from operations	(5,372,255)	(4,907,160)	(288,776)	-	-	(10,568,191)
Loss from discontinued operations	-	-	-	-	(1,255,654)	(1,255,654)
Net income (loss)	$(5,349,453)	$(4,961,578)	$(288,776)	$-	$(1,255,654)	$(11,855,461)

Summarized financial information for the Company’s reportable segments as of and for the years ended December 31, 2022 and 2021 is shown below:

2022
	Affiliate Marketing Services - United States	Affiliate Marketing Services - International	Sports Gaming Client Services	SportsHub Gaming Network	Enterprise TEM	Total

Revenue	$415,450	$3,427,698	$2,493,685	$951,196	$-	$7,288,029
Cost of revenues	141,736	2,127,555	3,119,178	765,965	-	6,154,434
Income (loss) from operations	(9,471,593)	(5,026,352)	(1,027,484)	48,912	-	(15,476,517)
Income from discontinued operations	-	-	-	-	70,024	70,024
Net income (loss)	$(9,183,309)	$(5,135,517)	$(1,027,484)	$42,908	$70,024	$(15,303,402)

2021
	Affiliate Marketing Services - United States	Affiliate Marketing Services - International	Sports Gaming Client Services	SportsHub Gaming Network	Enterprise TEM	Total

Revenue	$211,528	$-	$2,424,229	$-	$-	$2,635,757
Cost of revenues	64,070	-	2,871,049	-	-	2,935,119
Income (loss) from operations	(32,773,402)	-	(696,428)	-	-	(33,469,830)
Loss from discontinued operations	-	-	-	-	(22,174,305)	(22,174,305)
Net income (loss)	$(32,774,152)	$-	$(696,427)	$-	$(22,174,305)	$(55,644,135)

Schedule of Revenues by Country

Summarized revenues by country in which the Company operated for the three and six months ended June 30, 2023 and 2022 are shown below:

Three Months Ended June 30, 2023	Affiliate Marketing Services - United States	Affiliate Marketing Services - International	Sports Gaming Client Services	SportsHub Gaming Network	Enterprise TEM	Total

United States	$305,571	$-	$698,529	$1,128,370	$-	$2,132,470
Rest of World	-	1,124,887	-	-	-	1,124,887
Revenues	$305,571	$1,124,887	$698,529	$1,128,370	$-	$3,257,357

Three Months Ended June 30, 2022

United States	$108,509	$-	$802,534	$-	$-	$911,043
Rest of World	-	840,212	-	-	-	840,212
Revenues	$108,509	$840,212	$802,534	$-	$-	$1,751,255

Six Months Ended June 30, 2023	Affiliate Marketing Services - United States	Affiliate Marketing Services - International	Sports Gaming Client Services	SportsHub Gaming Network	Enterprise TEM	Total

United States	$585,347	$-	$1,763,544	$2,165,693	$-	$4,514,584
Rest of World	-	2,133,164	-	-	-	2,133,164
Revenues	$585,347	$2,133,164	$1,763,544	$2,165,693	$-	$6,647,748

Six Months Ended June 30, 2022

United States	$170,031	$-	$1,713,597	$-	$-	$1,883,628
Rest of World	-	1,763,962	-	-	-	1,763,962
Revenues	$170,031	$1,763,962	$1,713,597	$-	$-	$3,647,590

Summarized revenues by country in which the Company operated for the years ended December 31, 2022 and 2021 is shown below:

December 31, 2022	Affiliate Marketing Services - United States	Affiliate Marketing Services - International	Sports Gaming Client Services	SportsHub Gaming Network	Enterprise TEM	Total

United States	$415,450	$-	$2,493,685	$951,196	$-	$3,860,331
Rest of World	-	3,427,698	-	-	-	3,427,698
Revenues	$415,450	$3,427,698	$2,493,685	$951,196	$-	$7,288,029

December 31, 2021

United States	$211,528	$-	$2,424,229	$-	$-	$2,635,757
Rest of World	-	-	-	-	-	-
Revenues	$211,528	$-	$2,424,229	$-	$-	$2,635,757

Schedule of Percentage of Consolidated Revenues Derived from Large Customers

The Company’s Sports Gaming Client Services and Affiliate Marketing Services – International segments derive a significant portion of their revenues from several large customers. The table below presents the percentage of consolidated revenues derived from large customers:

	June 30, 2023	June 30, 2022

Customer A	15%	2%
Customer B	13%	41%
Customer C	10%	21%

The Company’s Affiliate Marketing Services International and Sports Gaming Client Services segment derives a significant portion of its revenues from several large customers. The table below presents the percentage of consolidated revenues derived from the two segments:

Schedule of consolidated revenues

	2022		2021

Customer A	35%		15%
Customer B	10%		10%
Customer C	*	%	10%
Customer D	*	%	14%

*	Revenue from customer was less than 10% for the years ended December 31, 2022 and 2021.